Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 595	$ 572
Value added tax payable		7
Others	879	710
Total other accrued liabilities	$ 1,474	$ 1,289